UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2019 to December 31, 2019

American Express Receivables Financing Corporation III LLC1

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) February 7, 2020

Commission File Number of securitizer: 025-02569

Central Index Key Number of securitizer: 0001283434

David S. Carroll, Esq.

David A. Kanarek, Esq.

(212) 640-2000

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]

American Express Receivables Financing Corporation III LLC (“RFC III”), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued and outstanding during the reporting period that were (i) registered by the following affiliated registrants: American Express Receivables Financing Corporation II (Commission File Number 000-21424-04; Central Index Key Number 0000949349) (“RFC II”), as depositor prior to July 20, 2016; RFC III (Commission File Number 333-113579-02; Central Index Key Number 0001283434), as depositor; and American Express Receivables Financing Corporation IV LLC (Commission File Number 333-113579-01; Central Index Key Number 0001283435) (“RFC IV”), as depositor prior to April 1, 2018; and (ii) privately issued by: RFC II, as affiliated depositor prior to July 20, 2016; RFC III, as affiliated depositor; and RFC IV, as affiliated depositor prior to April 1, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION III LLC (Securitizer)

By:	/s/ Kerri S. Bernstein
	Name:	Kerri S. Bernstein
	Title:	President

Date: February 7, 2020